Expense Example, No Redemption - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2005 Fund	May 30, 2024 USD ($)
Fidelity Advisor Freedom 2005 Fund - Class A
Expense Example, No Redemption:
1 Year	$ 644
3 Years	792
5 Years	953
10 Years	1,418
Fidelity Advisor Freedom 2005 Fund - Class C
Expense Example, No Redemption:
1 Year	150
3 Years	465
5 Years	803
10 Years	1,554
Fidelity Advisor Freedom 2005 Fund - Class M
Expense Example, No Redemption:
1 Year	445
3 Years	648
5 Years	868
10 Years	1,498
Fidelity Advisor Freedom 2005 Fund - Class I
Expense Example, No Redemption:
1 Year	48
3 Years	151
5 Years	263
10 Years	591
Fidelity Advisor Freedom 2005 Fund - Class Z
Expense Example, No Redemption:
1 Year	43
3 Years	135
5 Years	235
10 Years	$ 530